Note 22 - Subsequent Events (Details Textual) - Employees, officers and directors [member] - Major stock option transactions [member]	Feb. 07, 2018 CAD ($)
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	300,000
Fair value exercise price of share options granted in share-based payment arrangment	$ 1.11